Leases - Schedule of Future Lease Payments Under Operating Leases (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2025	$ 108
2026	65
2027	65
2028	65
2029	33
Total future operating lease payments	336
Less: imputed interest	(48)
Present value of lease liability	$ 288